Leases - Schedule of Other Information Related to Operating Leases (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease expense	$ 13	$ 17
Lease payments made	$ 16	$ 16
Weighted-average remaining lease term (in years)	5 years	6 years
Weighted-average discount rate (as a percent)	2.40%	2.30%